Funding from Related Party (Details)		12 Months Ended
	Sep. 11, 2025 AUD ($)	Jun. 30, 2026 USD ($) shares	Sep. 11, 2025 USD ($)	Sep. 11, 2025 AUD ($)	Jun. 30, 2025 USD ($)
Funding from Related Party [Abstract]
Share based payment expense		$ 290,223
Restricted stock unit (in Shares) | shares		150,000
Provision of technical consulting services (in Shares) | shares		180,000
Repayable to EUR					$ 5,671,129
Loan amount (in Dollars)	$ 1,100,000
Percentage of loan accrued interest per annum	7.50%
Security loan			$ 803,955	$ 1,166,000